Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NestYield Total Return Guard ETF
Shareholder Report [Line Items]
Fund Name	NestYield Total Return Guard ETF
Class Name	NestYield Total Return Guard ETF
Trading Symbol	EGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Total Return Guard ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to the NestYield Total Return Guard ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Total Return Guard ETF	$48	0.90%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 55,238,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 205,139
Investment Company, Portfolio Turnover	168.00%	[1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$55,238
Number of Holdings	39
Total Advisory Fee	$205,139
Portfolio Turnover	168%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

Sector/Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Credo Technology Group Holding Ltd.	8.1
Seagate Technology Holdings PLC	7.9
Western Digital Corp.	7.8
Coherent Corp.	7.6
Lumentum Holdings, Inc.	6.7
Bloom Energy Corp. - Class A	6.5
Intel Corp.	4.8
Eli Lilly & Co.	4.4
Lockheed Martin Corp.	4.1
Cardinal Health, Inc.	4.1

NestYield Dynamic Income ETF
Shareholder Report [Line Items]
Fund Name	NestYield Dynamic Income ETF
Class Name	NestYield Dynamic Income ETF
Trading Symbol	EGGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Dynamic Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to the NestYield Dynamic Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Dynamic Income ETF	$52	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.89%
Net Assets	$ 126,241,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 423,980
Investment Company, Portfolio Turnover	92.00%	[2]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$126,241
Number of Holdings	35
Total Advisory Fee	$423,980
Portfolio Turnover	92%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

Sector/Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Seagate Technology Holdings PLC	10.8
Bloom Energy Corp. - Class A	9.5
Micron Technology, Inc.	7.0
Lumentum Holdings, Inc.	6.0
Astera Labs, Inc.	6.0
Coherent Corp.	5.1
Vertiv Holdings Co. - Class A	4.9
Advanced Micro Devices, Inc.	4.3
Credo Technology Group Holding Ltd.	4.2
Alphabet, Inc. - Class A	4.1

NestYield Visionary ETF
Shareholder Report [Line Items]
Fund Name	NestYield Visionary ETF
Class Name	NestYield Visionary ETF
Trading Symbol	EGGQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Visionary ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879-5979 or by writing to the NestYield Visionary ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879-5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Visionary ETF	$52	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.89%
Net Assets	$ 87,202,000
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 316,662
Investment Company, Portfolio Turnover	98.00%	[3]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$87,202
Number of Holdings	27
Total Advisory Fee	$316,662
Portfolio Turnover	98%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

Sector/Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top 10 Holdings	(% of Total Net Assets)
Seagate Technology Holdings PLC	9.8
Bloom Energy Corp. - Class A	8.6
Lumentum Holdings, Inc.	7.6
Micron Technology, Inc.	6.9
Western Digital Corp.	6.2
Astera Labs, Inc.	6.0
Vertiv Holdings Co. - Class A	4.5
Advanced Micro Devices, Inc.	4.4
Credo Technology Group Holding Ltd.	4.3
Alphabet, Inc. - Class A	3.7

[1]	Not annualized for periods less than one year.
[2]	Not annualized for periods less than one year.
[3]	Not annualized for periods less than one year.